Segment and Geographic Information - Summary of Revenues By Geography (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 44,648	$ 30,745	$ 126,175	$ 99,176	$ 132,923	$ 111,204	$ 88,996
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	31,878	23,650	93,860	80,715	107,069	89,043	66,285
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 12,770	$ 7,095	$ 32,315	$ 18,461	$ 25,854	$ 22,161	$ 22,711